[SHIP LOGO VANGUARD/(R)/]


November 10, 2006




Division of Investment Management
U.S. Securities and Exchange Commission              via electronic filing
100 F Street, N.E.
Washington, D.C. 20549



RE: VANGUARD INTERNATIONAL EQUITY FUNDS (THE TRUST)
    FILE NO. 33-32548
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,



Judith L. Gaines
Associate Counsel
Securities Regulation, Legal Department


cc: Brion Thompson, Esq.
    Christian Sandoe, Esq,
    Division of Investment Management
    U.S. Securities and Exchange Commission